Financial Instruments - valuation - FV of Assets (Details) - Recurring - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets
Assets	£ 291,000	£ 373,500
Proportion (as a percent)	100.00%	100.00%
Sensitivity favourable	£ 210	£ 360
Sensitivity unfavourable	(210)	(320)
Loans and advances
Fair value of assets
Assets	58,500	62,100
Sensitivity favourable		50
Sensitivity unfavourable		(50)
Debt securities
Fair value of assets
Assets	71,200	63,800
Sensitivity favourable	30	70
Sensitivity unfavourable	(10)	(20)
Debt securities | Available-for-sale
Fair value of assets
Assets	43,700	39,200
Sensitivity favourable		20
Sensitivity unfavourable		(10)
Equity shares
Fair value of assets
Assets	500	700
Sensitivity favourable	20	40
Sensitivity unfavourable	(30)	(50)
Equity shares | Available-for-sale
Fair value of assets
Assets	300	400
Sensitivity favourable	20	30
Sensitivity unfavourable	(20)	(40)
Derivatives
Fair value of assets
Assets	160,800	246,900
Sensitivity favourable	160	200
Sensitivity unfavourable	(170)	(200)
Level 1
Fair value of assets
Assets	£ 56,800	£ 53,900
Proportion (as a percent)	19.60%	14.40%
Level 1 | Debt securities
Fair value of assets
Assets	£ 56,800	£ 53,800
Level 1 | Debt securities | Available-for-sale
Fair value of assets
Assets	37,200	35,100
Level 1 | Equity shares
Fair value of assets
Assets		100
Level 2
Fair value of assets
Assets	£ 230,900	£ 315,100
Proportion (as a percent)	79.30%	84.40%
Level 2 | Loans and advances
Fair value of assets
Assets	£ 58,300	£ 61,500
Level 2 | Debt securities
Fair value of assets
Assets	13,200	9,200
Level 2 | Debt securities | Available-for-sale
Fair value of assets
Assets	6,200	4,000
Level 2 | Equity shares
Fair value of assets
Assets	300	200
Level 2 | Equity shares | Available-for-sale
Fair value of assets
Assets	100	100
Level 2 | Derivatives
Fair value of assets
Assets	159,100	244,200
Level 3
Fair value of assets
Assets	£ 3,288	£ 4,537	£ 3,917
Proportion (as a percent)	1.10%	1.20%
Level 3 | Available-for-sale
Fair value of assets
Assets	£ 498	£ 426	£ 765
Level 3 | Loans and advances
Fair value of assets
Assets	200	600
Level 3 | Debt securities
Fair value of assets
Assets	1,200	800
Level 3 | Debt securities | Available-for-sale
Fair value of assets
Assets	300	100
Level 3 | Equity shares
Fair value of assets
Assets	200	400
Level 3 | Equity shares | Available-for-sale
Fair value of assets
Assets	200	300
Level 3 | Derivatives
Fair value of assets
Assets	£ 1,700	£ 2,700